Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-41962
Entity Registrant Name	SHARPLINK, INC.
Entity Central Index Key	0001981535
Entity Tax Identification Number	87-4752260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 S. Biscayne Boulevard
Entity Address, Address Line Two	Floor 20
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(612)
Local Phone Number	293-0619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 per share
Trading Symbol	SBET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable